Note 3 - Loans and Allowance for Loan Losses (Detail) - Nonaccruing Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
One to Four Family Units [Member]
Nonaccruing Loans	$ 2,280,856	$ 1,671,245
Multi-Family Units [Member]
Nonaccruing Loans	0	0
Real Estate Construction [Member]
Nonaccruing Loans	6,274,241	8,514,187
Real Estate Commercial [Member]
Nonaccruing Loans	3,663,771	4,082,416
Commercial Loans [Member]
Nonaccruing Loans	2,793,457	2,377,081
Consumer and Other Loans [Member]
Nonaccruing Loans	318,963	357,060
Total [Member]
Nonaccruing Loans	$ 15,331,288	$ 17,001,989